Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 8,564	$ 476
GST Recoverable	4,703	12,044
Deferred Loss on Derivatives	442,876	280,637
Total Assets	456,143	293,157
LIABILITIES
Trade and Other Payables	125,849	147,597
Convertible Promissory Notes - Liability Component	88,874	91,721
Derivative Liability	346,537	1,610,858
Promissory Notes	11,738	11,904
Total Liabilities	572,998	1,862,080
SHAREHOLDERS' (DEFICIENCY)
Share Capital	10,223,629	8,876,281
Reserves	60,000	60,000
Accumulated Deficit	(10,400,484)	(10,505,204)
Total Shareholders' Deficiency	(116,855)	(1,568,923)
Total liabilities and shareholders' equity (deficiency)	$ 456,143	$ 293,157